Investments accounted for using equity method (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Balance at the beginning of year	$ 131,106,785	$ 136,098,062
Other payments to acquire interests in joint ventures	5,791,718	19,287,372
Participation in the joint ventures and associates (loss)	226,026	(8,437,209)	$ (16,431,759)
Capital decrease	0	(1,355,651)
Dividends received	(1,651,730)	(423,669)
Others	2,641,681	(14,062,120)
Total	$ 138,114,480	$ 131,106,785	$ 136,098,062